Equity-accounted investees - Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	$ 631,199	$ 585,794	$ 86,417
Investments accounted for using the equity method of accounting
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	46,248	23,873
Share in income of associates accounted for using the equity method	6,316	8,345	6,761
Share in other comprehensive income of associates accounted for using the equity method	4,102	(643)	382
Share in total comprehensive income of associates accounted for using the equity method	10,418	7,702	7,143
Ajay North America
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	19,611	17,470
Share in income of associates accounted for using the equity method	4,761	5,721	3,733
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	4,761	5,721	3,733
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	9,460	6,403
Share in income of associates accounted for using the equity method	3,065	3,387	4,013
Share in other comprehensive income of associates accounted for using the equity method	1,675	(643)	382
Share in total comprehensive income of associates accounted for using the equity method	4,740	2,744	4,395
SAS Adionics
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	17,177	0
Share in income of associates accounted for using the equity method	(1,510)	(763)	(985)
Share in other comprehensive income of associates accounted for using the equity method	2,427	0	0
Share in total comprehensive income of associates accounted for using the equity method	$ 917	$ (763)	$ (985)